Income Taxes - Expiration of tax loss carry forwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 11,571,587
2026
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	252,636
2027
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	10,030
2028
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	332,308
2029
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	2,031,322
2030
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	211,563
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	8,733,728
Expire between 2024 and 2033
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	31,459,879
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carry forwards	5,678,262	$ 2,848,729	$ 1,656,195
Subsidiaries in Central America, the United States and Europe
Income Taxes
Tax loss carryforwards	2,716,012
Tax loss carryforwards not subject to expiry	$ 1,458,703